Financial Instruments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
IfrsFinancialInstrumentsItemsLineItems [Line Items]
Trade and other payables	$ 4,191
Related party payables	596
Total	4,787
Less then 3 months [Member]
IfrsFinancialInstrumentsItemsLineItems [Line Items]
Trade and other payables	579
Related party payables	264
Total	843
3 to 12 Months [Member]
IfrsFinancialInstrumentsItemsLineItems [Line Items]
Trade and other payables	3,612
Related party payables	330
Total	$ 3,942